Quarterly Holdings Report
for
Fidelity Freedom® 2045 Fund
December 31, 2025
F45-NPRT3-0226
1.843410.119
Bond Funds - 5.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,300,550	9,858,170
Fidelity Series Emerging Markets Debt Fund (b)	14,103,748	120,304,970
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	3,765,510	35,922,969
Fidelity Series Floating Rate High Income Fund (b)	2,301,444	20,252,704
Fidelity Series High Income Fund (b)	14,209,160	126,603,618
Fidelity Series International Credit Fund (b)	730,404	6,171,917
Fidelity Series International Developed Markets Bond Index Fund (b)	27,856,168	236,220,306
Fidelity Series Investment Grade Bond Fund (b)	0	1
Fidelity Series Long-Term Treasury Bond Index Fund (b)	165,518,038	892,142,225
Fidelity Series Real Estate Income Fund (b)	2,071,347	20,941,313
TOTAL BOND FUNDS (Cost $1,697,686,610)		1,468,418,193

Domestic Equity Funds - 54.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	36,152,950	503,249,066
Fidelity Series Blue Chip Growth Fund (b)	60,368,631	1,387,271,130
Fidelity Series Commodity Strategy Fund (b)	1,706,631	165,116,527
Fidelity Series Growth Company Fund (b)	91,036,115	2,481,644,505
Fidelity Series Intrinsic Opportunities Fund (b)	30,280,931	321,886,293
Fidelity Series Large Cap Stock Fund (b)	92,414,659	2,467,471,385
Fidelity Series Large Cap Value Index Fund (b)	40,360,468	735,771,331
Fidelity Series Opportunistic Insights Fund (b)	58,082,596	1,481,687,025
Fidelity Series Small Cap Core Fund (b)	5,379,833	72,735,340
Fidelity Series Small Cap Discovery Fund (b)	18,972,139	208,503,802
Fidelity Series Small Cap Opportunities Fund (b)	29,039,934	471,027,726
Fidelity Series Stock Selector Large Cap Value Fund (b)	112,977,854	1,640,438,435
Fidelity Series Value Discovery Fund (b)	87,643,717	1,492,572,509
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,137,037,287)		13,429,375,074

International Equity Funds - 39.1%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	45,243,278	893,554,738
Fidelity Series Emerging Markets Fund (b)	51,383,848	603,246,373
Fidelity Series Emerging Markets Opportunities Fund (b)	98,410,244	2,425,812,521
Fidelity Series International Growth Fund (b)	94,963,426	1,814,751,062
Fidelity Series International Small Cap Fund (b)	16,205,998	289,925,300
Fidelity Series International Value Fund (b)	117,152,351	1,827,576,673
Fidelity Series Overseas Fund (b)	121,658,992	1,816,368,753
Fidelity Series Select International Small Cap Fund (b)	1,320,367	18,247,471
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,930,447,786)		9,689,482,891

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	3,430,000	3,425,616
US Treasury Bills 0% 1/22/2026 (d)	3.80 to 3.83	26,560,000	26,507,569
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	22,980,000	22,919,315
US Treasury Bills 0% 1/8/2026 (d)	3.89	7,410,000	7,405,711
US Treasury Bills 0% 2/26/2026 (d)	3.75 to 3.78	4,090,000	4,067,575
US Treasury Bills 0% 3/12/2026 (d)	3.61 to 3.64	390,000	387,348
US Treasury Bills 0% 3/19/2026 (d)	3.56	3,440,000	3,414,389
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	2,280,000	2,266,121
TOTAL U.S. TREASURY OBLIGATIONS (Cost $70,376,230)			70,393,644

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	29,927,013	29,932,998
Fidelity Series Government Money Market Fund (b)(f)	3.84	83,392,095	83,392,095
TOTAL MONEY MARKET FUNDS (Cost $113,325,844)			113,325,093

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $17,948,873,757)	24,770,994,895
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(13,942,790)
NET ASSETS - 100.0%	24,757,052,105

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	862	3/2026	125,080,510	257,636

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	7,030	3/2026	806,802,344	(4,089,684)
CBOT US Treasury Long Bond Contracts (United States)	4,517	3/2026	520,443,094	(6,002,821)

TOTAL INTEREST RATE CONTRACTS				(10,092,505)

TOTAL LONG				(9,834,869)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	1,979	3/2026	247,177,100	4,668,966
CME E-Mini S&P 500 Index Contracts (United States)	714	3/2026	246,062,250	36,556
ICE MSCI Emerging Markets Index Contracts (United States)	48	3/2026	3,387,360	598

TOTAL SHORT				4,706,120

TOTAL FUTURES CONTRACTS				(5,128,749)
The notional amount of long futures as a percentage of Net Assets is 5.9%.
The notional amount of short futures as a percentage of Net Assets is 2.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $70,293,702.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	83,660,573	392,527,581	446,255,120	1,196,036	715	(751)	29,932,998	29,927,013	0.1%
Total	83,660,573	392,527,581	446,255,120	1,196,036	715	(751)	29,932,998

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,726,521	923,931	576,541	421,662	(35,625)	(180,116)	9,858,170	1,300,550
Fidelity Series All-Sector Equity Fund	374,619,753	76,385,421	27,223,335	26,893,414	3,263,762	76,203,465	503,249,066	36,152,950
Fidelity Series Blue Chip Growth Fund	1,090,990,692	116,462,007	174,479,668	51,068,740	16,517,950	337,780,149	1,387,271,130	60,368,631
Fidelity Series Canada Fund	576,327,902	216,791,950	41,631,184	18,110,525	7,518,065	134,548,005	893,554,738	45,243,278
Fidelity Series Commodity Strategy Fund	40,677,982	124,457,226	2,188,662	1,259,675	83,508	2,086,473	165,116,527	1,706,631
Fidelity Series Emerging Markets Debt Fund	104,802,738	13,416,264	5,526,616	5,243,455	9,893	7,602,691	120,304,970	14,103,748
Fidelity Series Emerging Markets Debt Local Currency Fund	31,780,272	3,515,564	1,581,833	2,344,614	79,457	2,129,509	35,922,969	3,765,510
Fidelity Series Emerging Markets Fund	492,902,192	45,751,737	75,380,944	14,469,936	7,541,563	132,431,825	603,246,373	51,383,848
Fidelity Series Emerging Markets Opportunities Fund	1,972,798,698	172,799,985	290,959,345	60,449,175	33,947,901	537,225,282	2,425,812,521	98,410,244
Fidelity Series Floating Rate High Income Fund	19,353,128	2,025,298	1,035,349	1,188,234	(10,689)	(79,684)	20,252,704	2,301,444
Fidelity Series Government Money Market Fund	-	83,873,890	481,795	247,835	-	-	83,392,095	83,392,095
Fidelity Series Growth Company Fund	1,987,835,910	352,502,814	444,994,944	235,667,292	69,818,834	516,481,891	2,481,644,505	91,036,115
Fidelity Series High Income Fund	109,157,423	18,522,526	5,753,259	6,480,876	191,766	4,485,162	126,603,618	14,209,160
Fidelity Series International Credit Fund	5,976,103	277,549	125,574	277,548	872	42,967	6,171,917	730,404
Fidelity Series International Developed Markets Bond Index Fund	182,117,367	73,311,222	15,694,840	7,986,710	(169,820)	(3,343,623)	236,220,306	27,856,168
Fidelity Series International Growth Fund	1,508,232,541	288,941,572	93,708,362	143,760,608	17,989,379	93,295,932	1,814,751,062	94,963,426
Fidelity Series International Small Cap Fund	264,985,560	45,278,664	40,835,646	38,447,273	7,482,066	13,014,656	289,925,300	16,205,998
Fidelity Series International Value Fund	1,592,774,037	249,658,354	253,356,658	186,350,614	52,834,369	185,666,571	1,827,576,673	117,152,351
Fidelity Series Intrinsic Opportunities Fund	286,924,478	46,487,516	19,739,231	34,914,521	164,144	8,049,386	321,886,293	30,280,931
Fidelity Series Investment Grade Bond Fund	4,655,898	14,653,020	19,516,031	125,093	216,540	(9,426)	1	-
Fidelity Series Large Cap Stock Fund	1,959,026,067	385,758,629	252,558,833	227,069,320	31,079,505	344,166,017	2,467,471,385	92,414,659
Fidelity Series Large Cap Value Index Fund	598,862,474	122,241,634	47,392,266	24,760,463	6,158,394	55,901,095	735,771,331	40,360,468
Fidelity Series Long-Term Treasury Bond Index Fund	879,955,953	168,805,051	136,733,707	25,931,906	(39,339,302)	19,454,230	892,142,225	165,518,038
Fidelity Series Opportunistic Insights Fund	1,181,726,120	301,143,641	131,446,247	207,956,553	18,422,333	111,841,178	1,481,687,025	58,082,596
Fidelity Series Overseas Fund	1,516,855,817	318,135,274	77,612,707	151,558,611	13,077,612	45,912,757	1,816,368,753	121,658,992
Fidelity Series Real Estate Income Fund	19,879,177	1,844,499	1,047,984	1,007,397	9,038	256,583	20,941,313	2,071,347
Fidelity Series Select International Small Cap Fund	3,669,021	12,177,618	358,092	528,506	44,182	2,714,742	18,247,471	1,320,367
Fidelity Series Small Cap Core Fund	59,416,914	4,282,232	6,087,916	589,922	(7,025)	15,131,135	72,735,340	5,379,833
Fidelity Series Small Cap Discovery Fund	181,922,428	26,932,046	13,844,895	20,179,204	436,814	13,057,409	208,503,802	18,972,139
Fidelity Series Small Cap Opportunities Fund	401,763,040	35,061,011	51,738,955	20,599,272	5,722,093	80,220,538	471,027,727	29,039,934
Fidelity Series Stock Selector Large Cap Value Fund	1,331,168,988	342,604,940	127,965,121	118,349,845	9,198,450	85,431,177	1,640,438,434	112,977,854
Fidelity Series Value Discovery Fund	1,227,916,759	278,797,065	127,435,038	82,074,847	12,848,593	100,445,130	1,492,572,509	87,643,717
	20,018,801,953	3,943,820,150	2,489,011,578	1,716,313,646	275,094,622	2,921,963,106	24,670,668,253

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.